Debt (Related Party) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt (Related Party) [Line Items]
Schedule of Black-Scholes Option Model	The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of December 31, 2024 and the forward purchase agreement warrant liability and forward purchase agreement put option liability as of December 31, 2023:
	December 31, 2024	December 31, 2023
Stock price	$1.43	$1.81
Initial exercise price	$10.46	$10.46
Annual volatility	130.0%	46.9%
Remaining term (in years)	1.00	0.75
Risk-free rate	4.08%	4.90%
September 29, 2023
Underlying stock price	$7.02
Exercise price	$11.50
Expected term (in years)	10.00
Expected volatility	48.9%

Term Loans [Member]
Debt (Related Party) [Line Items]
Schedule of Black-Scholes Option Model	The Company used the following inputs in the valuation of Term Loans issued during the six months ended June 30, 2025 and 2024:
	Six Months Ended June 30,
	2025	2024
Principal	$10,000,000	$7,500,000
Coupon rate	8.0%	8.0%
Issuance date	3/11/2025 - 6/26/2025	3/4/2024 - 5/23/2024
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	3/6/2030	2/27/2029
Market rate (1)	11.7% - 16.4%	7.8%

Warrant [Member]
Debt (Related Party) [Line Items]
Schedule of Black-Scholes Option Model	In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued during the six months ended June 30, 2025 and 2024:
Six Months Ended June 30,
	2025	2024
Risk-free rate	3.7% - 3.9%	4.6% - 4.9%
Expected dividend yield	—	—
Expected term (years)	1.8 - 2.0	1.8 - 2.0
Expected volatility	136.0% - 144.0%	42.4% - 45.8%
Stock price	$1.35 - $1.48	$1.24 - $3.05

The fair value of the warrants issued in connection with the 2024 Term Loans is estimated using the Black-Scholes option model using the following key inputs during the year ended December 31, 2024:

Year Ended December 31, 2024
Risk-free interest rate	3.8% - 4.9%
Expected term (years)	1.77 - 2.00
Volatility	42.0% - 49.0%
Stock price	$1.24 - $3.05